Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities and provisions
Schedule of provision

	2022	2023
	EUR k	EUR k
Contract termination provisions	61,320	—
Provisions (non-current)	61,320	—
Provision for onerous contracts	1,922	184
Contract termination provisions	—	37,216
Provisions (current)	1,922	37,400
Total Provisions (current & non-current)	63,242	37,400

Schedule of movements in provisions

EUR k

As of January 1, 2023	63,242
additions	980
used (amounts charged against the provision)	(1,174)
unused amounts reversed	(25,648)
As of December 31, 2023	37,400
Current	37,400
Non-current	—

Schedule of Other liabilities and provisions

	2022	2023
	EUR k	EUR k
Deferred Tax Liability	19	—
Other liabilities (non-current)	19	—
Personnel accrued liabilities (e.g. bonus, vacation)	7,778	10,543
Grants from government agencies and similar bodies	2,021	1,735
Outstanding invoices	28,146	36,081
Professional fees	1,344	1,116
Other taxes	924	1,042
Other	278	200
Other liabilities (current)	40,491	50,717
Total other liabilities (current & non-current)	40,510	50,717